Condensed financial information of the Company - Condensed Balance Sheets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 94,444,126	$ 129,243,923	$ 283,131,542
Short-term investments	3,106,107	5,422,264
Total current assets	4,240,524,897	4,493,212,025
TOTAL ASSETS	5,022,477,731	5,333,393,231	5,850,278,327
Current liabilities
PRC other tax payable	30,827,250	20,392,535
Other payables and accrued liabilities	779,236,665	659,501,859
Current portion of long-term bank loans and other debt	1,082,607,536	1,265,784,530
Amounts due to related parties	69,493,602	72,910,425
Payroll and welfare payables	13,989,715	14,191,467
Total current liabilities	3,801,865,654	4,146,503,396
Other long-term debt	478,767,048	476,033,481
Total liabilities	4,965,063,269	5,225,980,849
Shareholders' equity
Common shares, $0.0001 par value: Authorized500,000,000 shares, issued and outstanding 112,812,481 shares as of December 31, 2024 (2023: 113,671,841 shares)	17,554	17,554
Treasury shares	(116,593,657)	(116,793,448)
Additional paid-in capital	534,233,824	546,549,246
Retained earnings	(671,470,599)	(616,742,846)
Total Xinyuan Real Estate Co., Ltd. shareholders' deficit	(104,174,214)	(33,728,814)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,022,477,731	$ 5,333,393,231
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	112,812,481	113,671,841
Common stock, shares outstanding	112,812,481	113,671,841
Nonrelated Party [Member]
Current assets
Other receivables	$ 339,695,310	$ 378,656,298
Related Party [Member]
Current liabilities
Amounts due to related parties	69,493,602	72,910,425
Parent Company
Current assets
Cash and cash equivalents	270,631	344,215	$ 2,794,414	$ 160,209
Short-term investments	196,865	286,054
Total current assets	50,674,127	50,784,108
Investments in subsidiaries	975,581,038	985,740,913
TOTAL ASSETS	1,026,255,165	1,036,525,021
Current liabilities
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payables and accrued liabilities	165,180,664	105,408,095
Current portion of long-term bank loans and other debt	391,904,066	392,972,209
Payroll and welfare payables	44,618	64,509
Total current liabilities	894,642,798	838,162,633
Other long-term debt	235,786,580	232,091,202
Total liabilities	1,130,429,378	1,070,253,835
Shareholders' equity
Common shares, $0.0001 par value: Authorized500,000,000 shares, issued and outstanding 112,812,481 shares as of December 31, 2024 (2023: 113,671,841 shares)	17,554	17,554
Treasury shares	(116,593,657)	(116,793,448)
Additional paid-in capital	534,233,824	546,549,246
Retained earnings	(521,831,934)	(463,502,166)
Total Xinyuan Real Estate Co., Ltd. shareholders' deficit	(104,174,213)	(33,728,814)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,026,255,165	$ 1,036,525,021
Common Stock:
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	112,812,481	113,671,841
Common stock, shares outstanding	112,812,481	113,671,841
Parent Company | Nonrelated Party [Member]
Current assets
Other receivables	$ 1,104,752	$ 1,051,960
Parent Company | Subsidiaries
Current assets
Other receivables	49,101,879	49,101,879
Current liabilities
Amounts due to related parties	$ 336,597,872	$ 338,802,242